Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 260,000	$ 260,000
Operating expenses:
Research and development expenses	3,960,191	8,096,095
General and administrative expenses	4,559,265	5,471,010
Total operating expenses	8,519,456	13,567,105
Operating loss	(8,259,456)	(13,307,105)
Other income (expense):
Interest income	78,780	70,269
Interest expense	(7,698)	(159,066)
Gain (loss) from change in fair value of liability classified warrants	3,269,148	(1,470,174)
Fees related to issuance of liability classified warrants and other expenses	(5,391)	(799,907)
Total other income (expense)	3,334,839	(2,358,878)
Net loss	$ (4,924,617)	$ (15,665,983)
Net loss per share - basic and diluted (in dollars per share)	$ (0.32)	$ (1.20)
Weighted average common shares outstanding - basic (in shares)	15,156,925	13,064,422
Comprehensive loss:
Net loss	$ (4,924,617)	$ (15,665,983)
Foreign currency translation adjustment	(3,044)	(1,274)
Comprehensive loss	$ (4,927,661)	$ (15,667,257)